SEGMENT INFORMATION	12 Months Ended
Mar. 31, 2020
Segment Reporting [Abstract]
SEGMENT INFORMATION
Note 16 — SEGMENT INFORMATION

The Company conducts its business in one segment: industrial aviation services. The industrial aviation services global operations are conducted primarily through two hubs that include four regions as follows: Europe Caspian, Africa, Americas and Asia Pacific. The Europe Caspian region comprises all of the Company’s operations and affiliates in Europe and Central Asia, including Norway, the U.K. and Turkmenistan. The Africa region comprises all of the Company’s operations and affiliates on the African continent, including Nigeria and Egypt. The Americas region comprises all of the Company’s operations and affiliates in North America and South America, including Brazil, Canada, Guyana, Trinidad and the U.S. Gulf of Mexico. The Asia Pacific region comprises all of the Company’s operations and affiliates in Australia and Southeast Asia. Prior to the sale of BHLL and Aviashelf during the seven months ended October 31, 2019 (Predecessor), the Company had operations in Sakhalin, Russia, which is included in the Asia Pacific region. Prior to the sale of Eastern Airways on May 10, 2019 (Predecessor), the Company had fixed wing operations in the Europe Caspian region.

The following tables show region information reconciled to consolidated totals, and prepared on the same basis as the Company’s consolidated financial statements (in thousands):

	Successor		Predecessor
	Five Months Ended March 31,	Seven Months Ended October 31,	Fiscal Year Ended March 31,
	2020	2019	2019	2018

Region gross revenue from external customers:
Europe Caspian	$284,844	$428,660	$791,204	$793,630
Africa	70,305	111,896	164,835	195,681
Americas	99,634	140,551	218,278	217,671
Asia Pacific	30,605	75,722	193,510	222,500
Corporate and other	375	394	1,835	4,493
Total region gross revenue	$485,763	$757,223	$1,369,662	$1,433,975
Intra-region gross revenue:
Europe Caspian	$599	$1,719	$7,577	$5,655
Africa	—	122	—	—
Americas	2,038	1,911	5,100	8,995
Asia Pacific	1	73	58	—
Corporate and other	—	—	2	27
Total intra-region gross revenue	$2,638	$3,825	$12,737	$14,677
Consolidated gross revenue reconciliation:
Europe Caspian	$285,443	$430,379	$798,781	$799,285
Africa	70,305	112,018	164,835	195,681
Americas	101,672	142,462	223,378	226,666
Asia Pacific	30,606	75,795	193,568	222,500
Corporate and other	375	394	1,837	4,520
Intra-region eliminations	(2,638)	(3,825)	(12,737)	(14,677)
Total consolidated gross revenue	$485,763	$757,223	$1,369,662	$1,433,975

(1) The above table represents disaggregated revenue from contracts with customers except for the following (in thousands):

	Successor	Predecessor
	Five Months Ended March 31, 2020	Seven Months Ended October 31, 2019	Fiscal Year Ended March 31, 2019
Region revenue from external customers:
Europe Caspian	$535	$726	$20,037
Africa	—	—	—
Americas	14,971	18,627	30,799
Asia Pacific	20	191	274
Corporate and other	70	—	—
Total region revenue	$15,596	$19,544	$51,110

	Successor		Predecessor
	Five Months Ended March 31,	Seven Months Ended October 31,	Fiscal Year Ended March 31,
	2020	2019	2019	2018
Earnings from unconsolidated affiliates, net of losses – equity method investments:
Europe Caspian	$248	$168	$161	$191
Americas	4,046	6,100	2,041	16,263
Corporate and other	—	321	(403)	(273)
Total earnings from unconsolidated affiliates, net of losses – equity method investments	$4,294	$6,589	$1,799	$16,181
Consolidated operating income (loss) reconciliation:
Europe Caspian	$19,334	$26,143	$12,874	$22,624
Africa	10,154	17,255	13,499	32,326
Americas (1)	9,762	13,391	3,530	(72,083)
Asia Pacific	(6,921)	(33,653)	(23,645)	(24,290)
Corporate and other	(36,970)	(101,559)	(195,740)	(88,965)
Loss on disposal of assets	(451)	(3,768)	(27,843)	(17,595)
Total consolidated operating income (loss) (2)	$(5,092)	$(82,191)	$(217,325)	$(147,983)
Capital expenditures:
Europe Caspian	$30,888	$34,670	$11,957	$24,797
Africa	508	609	777	3,769
Americas	864	1,281	13,777	2,523
Asia Pacific	1,363	1,593	7,957	6,795
Corporate and other (3)	2,492	3,421	6,434	8,403
Total capital expenditures	$36,115	$41,574	$40,902	$46,287
Depreciation and amortization:
Europe Caspian	$14,898	$28,155	$50,737	$48,854
Africa	2,274	10,829	16,113	13,705
Americas	4,168	16,654	28,300	27,468
Asia Pacific	3,836	7,463	16,735	19,695
Corporate and other	3,062	7,763	13,014	14,320
Total depreciation and amortization	$28,238	$70,864	$124,899	$124,042

	Successor	Predecessor
	March 31, 2020	March 31, 2019
Identifiable assets:
Europe Caspian	$1,096,022	$1,070,863
Africa	235,165	325,502
Americas	319,015	661,266
Asia Pacific	166,229	255,136
Corporate and other (4)	128,830	339,832
Total identifiable assets	$1,945,261	$2,652,599

	Successor	Predecessor
	March 31, 2020	March 31, 2019
Investments in unconsolidated affiliates – equity method investments:
Europe Caspian	$575	$375
Americas	76,483	108,831
Corporate and other	—	2,711
Total investments in unconsolidated affiliates – equity method investments	$77,058	$111,917

(1)
Includes an impairment of the Company’s investment in Líder of $9.6 million for the five months ended March 31, 2020 (Successor) and $85.7 million for fiscal year 2018 (Predecessor). For further details, see Note 1.

(2)
Results for fiscal year 2019 (Predecessor) were positively impacted by a reduction to rent expense of $7.9 million (included in direct costs) impacting the Europe Caspian and Asia Pacific regions by $4.9 million and $3.0 million, respectively, related to OEM cost recoveries for ongoing aircraft issues. For further details, see Note 7.

(3)
Includes $2.3 million of construction in progress payments that were not allocated to business units in fiscal year 2018 (Predecessor). There were no construction in progress payments made in the five months ended March 31, 2020 (Successor), the seven months ended October 31, 2019 (Predecessor) and fiscal year 2019 (Predecessor).

(4)
Includes $7.8 million and $51.7 million of construction in progress within property and equipment on the Company’s consolidated balance sheets as of March 31, 2020 (Successor) and March 31, 2019 (Predecessor). The balance as of March 31, 2020 (Successor) primarily represents aircraft modifications and other miscellaneous equipment, tooling and building improvements currently in progress. The balance as of March 31, 2019 (Predecessor) primarily represents progress payments on aircraft to be delivered in future periods. During the seven months ended October 31, 2019 (Predecessor), the Company rejected its aircraft purchase agreement with Airbus and wrote-off $30.6 million of construction in progress.

The Company attributes revenue to various countries based on the location where services are actually performed. Long-lived assets consist primarily of helicopters and fixed wing aircraft and are attributed to various countries based on the physical location of the asset at a given fiscal year-end. Information by geographic area is as follows (in thousands):

	Successor		Predecessor
	Five Months Ended March 31,	Seven Months Ended October 31,	Fiscal Year Ended March 31
	2020	2019	2019	2018
Gross revenue:
United Kingdom	$178,702	$265,189	$515,854	$530,948
Norway	104,073	160,695	272,547	258,878
Nigeria	68,425	111,896	164,835	195,681
United States	43,901	60,440	105,243	103,047
Australia	30,606	70,144	170,461	199,264
Trinidad	18,563	32,896	52,463	53,144
Canada	21,139	27,479	43,970	50,714
Other countries	20,354	28,484	44,289	42,299
	$485,763	$757,223	$1,369,662	$1,433,975

	Successor	Predecessor
	March 31, 2020	March 31, 2019
Long-lived assets:
United Kingdom	$394,394	$600,714
Nigeria	114,219	255,989
United States	106,046	255,439
Norway	77,836	206,597
Australia	95,110	162,681
Canada	50,068	155,594
Trinidad	16,676	126,892
Other countries	14,622	18,560
Construction in progress	7,783	51,714
	$876,754	$1,834,180

During the five months ended March 31, 2020 (Successor) and the seven months ended October 31, 2019 (Predecessor), the Company conducted operations in over 10 countries. Due to the nature of the Company’s principal assets, aircraft are regularly and routinely moved between operating areas (both domestic and foreign) to meet changes in market and operating conditions. During the five months ended March 31, 2020 (Successor), seven months ended October 31, 2019 (Predecessor), fiscal year 2019 (Predecessor) and fiscal year 2018 (Predecessor), one client accounted for 10% or more of the Company’s consolidated gross revenue. During the five months ended March 31, 2020 (Successor) and the seven months ended October 31, 2019 (Predecessor), the Company’s top ten customers accounted for 62% of consolidated gross revenue.